Restructuring and related reorganization charges - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 6,798	$ 0
Payments for restructuring	5,899	0
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	513
Payments for restructuring			$ 215
Selling and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	196
Payments for restructuring			1,290
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,948		395
Payments for restructuring			1,087
Technology and Product Development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,141
Payments for restructuring			1,054
Employee severance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,798	0
Payments for restructuring	$ 5,899	$ 0	$ 3,646